UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08900

Buffalo Large Cap Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2006

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments

	Buffalo Large Cap Fund
	Schedule of Investments
	December 31, 2005 (Unaudited)

	Shares			Value
		COMMON STOCKS - 97.97%
		Consumer Discretionary - 19.45%
		Hotels, Restaurants & Leisure - 8.71%
	10,200	Carnival Corp.		$545,394
	18,400	Harrah's Entertainment, Inc.		1,311,736
	18,500	Marriott International, Inc. - Class A		1,238,945
	24,100	McDonald's Corp.		812,652
	24,500	Royal Caribbean Cruises Ltd.		1,103,970
				5,012,697
		Leisure Equipment & Products - 3.67%
	24,500	Harley-Davidson, Inc.		1,261,505
	27,500	International Game Technology		846,450
				2,107,955
		Media - 7.07%
	82,400	Time Warner Inc.		1,437,056
	33,700	Univision Communications, Inc. (a)		990,443
	23,900	Viacom Inc. - Class B		779,140
	35,900	The Walt Disney Co.		860,523
				4,067,162
		Total Consumer Discretionary		11,187,814

		Consumer Staples - 8.09%
		Beverages - 2.47%
	24,100	PepsiCo, Inc.		1,423,828

		Food & Staples Retailing - 4.15%
	37,100	CVS Corp.		980,182
	31,800	Walgreen Co.		1,407,468
				2,387,650
		Household Products - 1.47%
	15,400	Colgate-Palmolive Co.		844,690
		Total Consumer Staples		4,656,168

		Financials - 18.72%
		Capital Markets - 5.00%
	9,100	The Goldman Sachs Group, Inc.		1,162,161
	30,200	Morgan Stanley		1,713,548
				2,875,709
		Commercial Banks - 7.31%
	35,000	The Bank of New York Co., Inc.		1,114,750
	26,100	Mellon Financial Corp.		893,925
	42,400	Northern Trust Corp.		2,197,168
				4,205,843
		Diversified Financial Services - 4.52%
	31,600	American Express Co.		1,626,136
	6,320	Ameriprise Financial, Inc.		259,120
	7,600	Franklin Resources, Inc.		714,476
				2,599,732
		Insurance - 1.89%
	23,000	Principal Financial Group, Inc.		1,090,890
		Total Financials		10,772,174

		Health Care - 20.93%
		Health Care Equipment & Supplies - 6.61%
	39,800	Baxter International Inc.		1,498,470
	46,700	Boston Scientific Corp. (a)		1,143,683
	17,600	C.R. Bard, Inc.		1,160,192
				3,802,345
		Pharmaceuticals - 14.32%
	34,500	Abbott Laboratories		1,360,335
	44,200	Bayer AG, ADR		1,845,792
	25,800	Johnson & Johnson		1,550,580
	91,200	Schering-Plough Corp.		1,901,520
	36,800	Teva Pharmaceutical Industries, Ltd., ADR		1,582,768
				8,240,995
		Total Health Care		12,043,340

		Industrials - 7.52%
		Air Freight & Logistics - 3.42%
	19,000	FedEx Corp.		1,964,410

		Airlines - 1.34%
	46,987	Southwest Airlines Co.		771,996

		Commercial Services & Supplies - 2.76%
	34,600	Automatic Data Processing, Inc.		1,587,794
		Total Industrials		4,324,200

		Information Technology - 23.26%
		Communications Equipment - 6.48%
	50,100	Cisco Systems, Inc. (a)		857,712
	65,600	Corning Inc. (a)		1,289,696
	86,555	Nokia OYJ, ADR		1,583,957
				3,731,365
		Internet Software & Services - 1.66%
	39,800	Expedia, Inc. (a)		953,608

		IT Services - 2.26%
	30,222	First Data Corp.		1,299,848

		Semiconductor & Semiconductor Equipment - 8.24%
	32,000	Analog Devices, Inc.		1,147,840
	31,700	Applied Materials, Inc.		568,698
	47,300	Intel Corp.		1,180,608
	35,900	Texas Instruments Inc.		1,151,313
	27,600	Xilinx, Inc.		695,796
				4,744,255
		Software - 4.62%
	61,100	Microsoft Corp.		1,597,765
	60,500	Symantec Corp. (a)		1,058,750
				2,656,515
		Total Information Technology		13,385,591

		TOTAL COMMON STOCKS (Cost $48,820,395)		56,369,287

		SHORT TERM INVESTMENTS - 2.00%
		Investment Company - 2.00%
	1,152,127	SEI Daily Income Trust Treasury II Fund - Class B		1,152,127
		Total Investment Companies		1,152,127

		TOTAL SHORT TERM INVESTMENTS (Cost $1,152,127)		1,152,127

		Total Investments (Cost $49,972,522) - 99.97%		57,521,414

		Other Assets in Excess of Liabilities - 0.03%		15,750

		TOTAL NET ASSETS - 100.00%		$57,537,164

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

	The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows*:

	Cost of investments		$ 49,972,522
	Gross unrealized appreciation		11,377,278
	Gross unrealized depreciation		(3,828,386)
	Net unrealized appreciation		$ 7,548,892

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo Large Cap Fund, Inc.

By (Signature and Title) /s/ Kent W. Gasaway, President and Treasurer
Kent W. Gasaway, President and Treasurer

Date     2/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kent W. Gasaway, President and Treasurer
Kent W. Gasaway, President and Treasurer

Date    2/27/06

* Print the name and title of each signing officer under his or her signature.